Subsequent Events - Addiional Information (Details)				3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 26, 2021 USD ($) $ / shares	Feb. 10, 2021 USD ($) $ / shares shares	Oct. 20, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 02, 2021 shares	Nov. 20, 2020 shares
Stock issued during the period, value | $				$ 3,787,000			$ 5,011,000
Common stock, shares outstanding				217,650,055	412,963,780	412,963,780	400,000,000
Number of securities called by warrants				5,787,472
Exercise price of warrants | $ / shares				$ 11.50
Proceeds from issuance of common stock | $						$ 0	$ 5,011,000
Panacea Acquisition Corp [Member]
Preferred stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001
Stock conversion ratio		0.196
Stock issued during the period, shares			47,655,000
Shares issued, price per share | $ / shares					$ 18.00	18.00
Stock issued during the period, value | $					$ 25,000
Proceeds from common stock and warrants issue | $					$ 141,054,832
Forward Purchase Warrants [Member]
Number of securities called by warrants				833,333
Private Placement [Member]
Shares issued, price per share | $ / shares			$ 10.00
Private Placement [Member] | Panacea Acquisition Corp [Member]
Sale of stock issue price per share | $ / shares					$ 10.00	10.00
Subsequent Event [Member]
Assets held in trust current | $		$ 646,000,000
Subsequent Event [Member] | Panacea Acquisition Corp [Member]
Exercise price of warrants | $ / shares		$ 11.50
Subsequent Event [Member] | Common Stock Class And Series A Redeemable Preferred Stock Convertible Into Series A Common Stock [Member]
Stock conversion ratio		0.196
Subsequent Event [Member] | Common Stock Class B Converted Into Common Stock Class A [Member]
Stock conversion ratio		0.196
Subsequent Event [Member] | Common Stock Class B Converted Into Common Stock Class A [Member] | Founder [Member]
Common stock, shares outstanding		1,000,000
Subsequent Event [Member] | Forward Purchase Warrants [Member] | Panacea Acquisition Corp [Member]
Warrants issued during the period		833,333
Common Class A [Member]
Common stock, par or stated value per share | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock conversion ratio		0.196
Stock issued during the period, shares			47,655,000
Shares issued, price per share | $ / shares	$ 10.28		$ 10.00	$ 11.50
Stock issued during the period, value | $			$ 476,600,000
Common stock, shares outstanding				216,650,055	118,869,102	118,869,102	400,000,000
Number of securities called by warrants				5,787,472
Proceeds from issuance of common stock | $	$ 3,800,000
Common Class A [Member] | Panacea Acquisition Corp [Member]
Common stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001
Stock issued during the period, shares					0
Shares issued, price per share | $ / shares			$ 10.00
Stock issued during the period, value | $			$ 476,600,000		$ 0
Common stock, shares outstanding		216,650,055			3,432,888	3,432,888
Exercise price of warrants | $ / shares					$ 18.00	$ 18.00
Options outstanding		9,571,976
Options outstanding weighted average exercise price | $ / shares		$ 4.41
Common Class A [Member] | Founder [Member]
Common stock, shares outstanding									281,130,898
Common Class A [Member] | Private Placement [Member]
Stock issued during the period, shares			2,500,000
Stock issued during the period, value | $			$ 25,000,000
Common Class A [Member] | Private Placement [Member] | Panacea Acquisition Corp [Member]
Shares issued, price per share | $ / shares		10.00
Sale of stock issue price per share | $ / shares					11.50	11.50
Common Class A [Member] | Subsequent Event [Member]
Sale of stock issue price per share | $ / shares		$ 10.00
Common stock shares subscribed but not issued								368,408
Common Class A [Member] | Subsequent Event [Member] | Panacea Acquisition Corp [Member]
Number of securities called by warrants		5,787,472
Number of securities called by warrants		1
Common Class A [Member] | Subsequent Event [Member] | Founder [Member]
Common stock shares to be repurchased								368,408
Common Class A [Member] | Subsequent Event [Member] | Certain Purchasers One [Member]
Stock issued during the period, shares		47,655,000
Proceeds from issuance of common stock | $		$ 476,600,000
Common Class A [Member] | Subsequent Event [Member] | Certain Purchasers Two [Member]
Stock issued during the period, shares		2,500,000
Common Class A [Member] | Subsequent Event [Member] | Private Placement [Member] | Panacea Acquisition Corp [Member]
Stock issued during the period, shares		2,500,000
Shares issued, price per share | $ / shares		$ 10.00
Stock issued during the period, value | $		$ 25,000,000
Common Class A [Member] | Panacea [Member]
Stock redeemed during the period, shares		3,350
Common stock redemption price per share | $ / shares		$ 10.00
Stock redeemed or called during period, value | $		$ 33,502
Common Class A [Member] | Panacea [Member] | Subsequent Event [Member] | Panacea Acquisition Corp [Member]
Stock redeemed during the period, shares		3,350
Common stock, par or stated value per share | $ / shares		$ 1
Common stock redemption percentage		0.02%
Common stock redemption price per share | $ / shares		$ 10.00
Stock redeemed or called during period, value | $		$ 33,502
Common Class A [Member] | Legacy Nuvation Bio [Member] | Subsequent Event [Member] | Panacea Acquisition Corp [Member]
Common stock, par or stated value per share | $ / shares		$ 0.0001
Common Class B [Member]
Common stock, par or stated value per share | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding				1,000,000	294,094,678	294,094,678	0
Common Class B [Member] | Panacea Acquisition Corp [Member]
Common stock, par or stated value per share | $ / shares					$ 0.0001	$ 0.0001
Stock issued during the period, shares					3,593,750
Stock issued during the period, value | $					$ 359
Common stock, shares outstanding		1,000,000			3,593,750	3,593,750
Common Class B [Member] | Subsequent Event [Member] | Panacea Acquisition Corp [Member]
Common stock, par or stated value per share | $ / shares		$ 0.0001
Common Class B [Member] | Legacy Nuvation Bio [Member] | Subsequent Event [Member] | Panacea Acquisition Corp [Member]
Common stock, par or stated value per share | $ / shares		0.0001
Series A Preferred Stock [Member]
Stock redeemed during the period, shares						175,884,898
Shares issued, price per share | $ / shares					$ 0.77138	$ 0.77138
Series A Preferred Stock [Member] | Legacy Nuvation Bio [Member] | Subsequent Event [Member] | Panacea Acquisition Corp [Member]
Preferred stock, par or stated value per share | $ / shares		$ 0.0001
Private Placement Warrants [Member] | Subsequent Event [Member] | Certain Purchasers Two [Member]
Class of warrants or rights warrants issued during the period		833,333
Class A Common Stock And Private Placement Warrants [Member] | Subsequent Event [Member] | Certain Purchasers Two [Member]
Proceeds from common stock and warrants issue | $		$ 25,000,000